Note 7 - Right-of-use Asset - Schedule of Right-of-use Asset (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Statement Line Items [Line Items]
Balance	$ 21,567
Depreciation	94,936
Balance	338,854	$ 21,567
Balance	338,854	21,567
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	33,180
Additions	436,455	33,180
Balance	469,635	33,180
Balance	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	11,613
Depreciation	91,712	11,613
Balance	103,325	11,613
Balance	11,613
Office under lease [Member]
Statement Line Items [Line Items]
Balance
Balance	350,550
Balance
Office under lease [Member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance
Additions	436,455
Balance	436,455
Balance
Office under lease [Member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance
Depreciation	85,905
Balance	85,905
Balance
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	21,567
Balance	15,761	21,567
Balance	21,567	21,567
Leasehold improvements [member] | Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	33,180
Additions		33,180
Balance	33,180	33,180
Balance	33,180
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Balance	11,613
Depreciation	5,807	11,613
Balance	17,420	11,613
Balance	$ 11,613